DEFERRED CHARGES, NET	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES, NET
DEFERRED CHARGES, NET

12. DEFERRED CHARGES, NET

The movement of the deferred charges, net, as of December 31, 2011 is as follows:

	Financing Costs	Other Costs	Total

PREDECESSOR
Net Book Value at January 1, 2009	$1,573	$-	$1,573
Amortization	(555)	-	(555)
Net Book Value at October 13, 2009	$1,018	$-	$1,018

SUCCESSOR
Change in control — basis adjustment	$(1,018)	$-	$(1,018)
Additions (Note 6)	8,222	-	8,222
Amortization	(1,391)	-	(1,391)

Net Book Value at December 31, 2009	6,831	-	6,831

Additions	9,778	255	10,033
Amortization	(2,368)	-	(2,368)
Write-offs	(1,360)	-	(1,360)
Transfer to Vessels Under Construction	(96)	-	(96)
Net Book Value at December 31, 2010	12,785	255	13,040

Additions	622	80	702
Amortization	(2,948)	-	(2,948)
Write-offs	(4,647)	(335)	(4,982)
Transfer to Vessels Under Construction	(70)	-	(70)
Net Book Value at December 31, 2011	$5,742	$-	$5,742

Current	$5,742	$-	$5,742

Total fees of $479 for the year ended December 31, 2011 related to the financing costs of the Newlead Endurance.

Total fees for the loans the Company entered during the year ended December 31, 2010 related to the business combination. Such fees amounted to $4,169 and have been recorded as deferred charges and amortized over the life of their related facility. Of such fees, $3,213 was paid in cash and an amount of $956 represents the fair value of 112,500 warrants with a strike price of $3.00 and a contractual term of 10 years.

Total fees paid for the new or modified loans related to the acquisition of five dry bulk vessels completed in July 2010, amounted to $2,180 and they have been recorded as deferred charges and amortized over the life of the related facility. Of such fees, $2,148 was paid in cash.

Total fees of $8,222 for the year ended December 31, 2009 related to the issuance of the 7% Notes, net of discounts (refer to Notes 6 and 16).

As of December 31, 2011, the Company was in active negotiations with its lenders. For the indebtedness in relation to which the Company expects that the lender will call the debt and neither waiver nor restructuring of the debt will be available, the Company concluded that certain deferred finance fees and other costs should be written off and as such accelerated the amortization. As a result, the Company recorded a charge of $4,647, of which $3,491 is included within “Interest & Finance Expense” from continuing operations and the remaining amount of $1,156 is included in Loss from discontinued operations.

The remaining unamortized amount of loan related financing costs of $5,742 may be required to be written-off in the event that a waiver or restructuring of terms cannot be negotiated and the related loans are either redeemed or otherwise extinguished.

Other costs relate to deferred costs incurred related to attempted equity offerings. These costs of $335 were fully written-off as of December 31, 2011.